Home Office: Harrison, NY Administrative Office:
4333 Edgewood Road NE Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5NLNY of TFLIC File No. 811-08160, CIK 0000914838 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the Semi Annual Report of the underlying funds of the following underlying management investment companies:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680)
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 896435)
•	Columbia Funds Variable Insurance Trust (CIK 0000815425)
•	Federated Insurance Series (CIK: 912577)
•	Janus Aspen Series (CIK: 906185) VOYA Investors Trust (CIK: 0000837276)
•	Schwab Annuity Portfolios (CIK: 918266)
•	Wells Fargo Advantage Variable Trust Funds (CIK: 1081402)

This filing constitutes the filing of those reports as required by Rule 30B2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/Alison Ryan

Alison Ryan

Transamerica Financial Life Insurance Company